Investment Securities - Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	$ (1,191)	$ (35,543)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value	304,871	1,165,829
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(9,528)	(4,573)
Securities available for sale, Over Twelve Months, Estimated Fair Value	535,047	88,432
Securities available for sale, Gross Unrealized Losses, Total	(10,719)	(40,116)
Securities available for sale, Estimated Fair Value, Total	839,918	1,254,261
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(9)	(2,133)
Securities held to maturity, Less Than Twelve Months, Estimated Fair Value	2,287	42,268
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses	(862)	(1,615)
Securities held to maturity, Over Twelve Months, Estimated Fair Value	29,402	17,856
Securities held to maturity, Gross Unrealized Losses, Total	(871)	(3,748)
Securities held to maturity, Estimated Fair Value, Total	31,689	60,124
Obligations of State and Political Obligations [Member]
Net Investment Income [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(2)	(30)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value	185	2,415
Securities available for sale, Over Twelve Months, Gross Unrealized Losses		(226)
Securities available for sale, Over Twelve Months, Estimated Fair Value		1,047
Securities available for sale, Gross Unrealized Losses, Total	(2)	(256)
Securities available for sale, Estimated Fair Value, Total	185	3,462
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(9)	(1,181)
Securities held to maturity, Less Than Twelve Months, Estimated Fair Value	2,287	29,355
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses	(136)	(443)
Securities held to maturity, Over Twelve Months, Estimated Fair Value	8,590	6,240
Securities held to maturity, Gross Unrealized Losses, Total	(145)	(1,624)
Securities held to maturity, Estimated Fair Value, Total	10,877	35,595
Mortgage-Backed Securities [Member]
Net Investment Income [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(1,189)	(23,749)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value	304,686	864,899
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(5,995)	(4,198)
Securities available for sale, Over Twelve Months, Estimated Fair Value	294,549	81,870
Securities available for sale, Gross Unrealized Losses, Total	(7,184)	(27,947)
Securities available for sale, Estimated Fair Value, Total	599,235	946,769
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses		(952)
Securities held to maturity, Less Than Twelve Months, Estimated Fair Value		12,913
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses	(726)	(1,172)
Securities held to maturity, Over Twelve Months, Estimated Fair Value	20,812	11,616
Securities held to maturity, Gross Unrealized Losses, Total	(726)	(2,124)
Securities held to maturity, Estimated Fair Value, Total	20,812	24,529
U.S. Government-Sponsored Enterprise Obligations [Member]
Net Investment Income [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses		(11,764)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value		298,515
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(3,533)	(149)
Securities available for sale, Over Twelve Months, Estimated Fair Value	240,498	5,515
Securities available for sale, Gross Unrealized Losses, Total	(3,533)	(11,913)
Securities available for sale, Estimated Fair Value, Total	$ 240,498	$ 304,030